Nature of business and organization (Details)	6 Months Ended
Jun. 30, 2023
M C Hologram Inc MC [Member]
Restructuring Cost and Reserve [Line Items]
Name	MC Hologram Inc (“MC”)
Ownership	100% owned by MicroCloud
Background	Registered capital of USD 50,000
Quantum Edge HK Limited [Member]
Restructuring Cost and Reserve [Line Items]
Name	Quantum Edge HK Limited (“Mengyun HK”)
Ownership	100% owned by MC
Background	Registered capital of HK 10,000 (USD 1,290)
Beijing Xihuiyun Technology Co [Member]
Restructuring Cost and Reserve [Line Items]
Name	Beijing Xihuiyun Technology Co., Ltd (“Beijing Xihuiyun”)
Ownership	100% owned by Mengyun HK
Background	Registered capital of RMB 207,048,000 (USD 30,000,000)
Shanghai Mengyun Holographic Technology Co [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shanghai Mengyun Holographic Technology Co., Ltd. (“Shanghai Mengyun”)
Ownership	81.63% owned by Beijing Xihuiyun and 18.37% owned by Mengyun HK
Background	Registered capital of RMB 27,000,000 (USD 4,316,665)
Shenzhen Mengyun Holographic Technology Co [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Mengyun Holographic Technology Co., Ltd. (“Shenzhen Mengyun”)
Ownership	100% owned by Shanghai Mengyun
Background	Registered capital of RMB 10,000,000 (USD 1,538,461)
Shenzhen Qianhai Youshi Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Qianhai Youshi Technology Co., Ltd. (“Qianhai Youshi”)
Ownership	100% owned by Shanghai Mengyun
Background	Registered capital of RMB 10,000,000 (USD 1,538,461)
Shenzhen Yijia Network Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Yijia Network Technology Co., Ltd. (“Yijia Network”)
Ownership	100% owned by Qianhai Youshi
Background	Registered capital of RMB 10,000,000 (USD 1,538,461)
Horgos Youshi Network Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Horgos Youshi Network Technology Co., Ltd. (“Horgos Youshi”)
Ownership	100% owned by Qianhai Youshi
Background	Registered capital of RMB 1,000,000 (USD 153,846)
Horgos Weiyi Software Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Horgos Weiyi Software Technology Co., Ltd. (“Horgos Weiyi”)
Ownership	100% owned by Shenzhen Mengyun
Background	Registered capital of RMB 10,000,000 (USD 1,538,461)
Shenzhen Broad Vision Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen BroadVision Technology Co., Ltd. (“Shenzhen Bowei”)
Ownership	100% owned by Shenzhen Mengyun
Background	Registered capital of RMB 10,000,000 (USD 1,538,461)
Mcloudvr Software Network Technology HK Co Limited [Member]
Restructuring Cost and Reserve [Line Items]
Name	Mcloudvr Software Network Technology HK Co., Limited (“Mcloudvr HK”)
Ownership	100% owned by Shenzhen Mengyun
Background	Registered capital of HKD 100,000 (USD 12,882)
Shenzhen Tianyuemeng Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Tianyuemeng Technology Co., Ltd. (“Shenzhen Tianyuemeng”)
Ownership	100% owned by Shenzhen Mengyun
Background	Registered capital of RMB 20,000,000 (USD 3,076,922)
Shenzhen Yunao Hongxiang Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Yunao Hongxiang Technology Co., Ltd. (“Shenzhen Yunao”)
Ownership	100% owned by Shenzhen Mengyun
Background	Registered capital of RMB 5,000,000 (USD 784,671)
Broadvision Intelligence Hong Kong Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Broadvision Intelligence (Hong Kong), Ltd. (“Broadvision HK”)
Ownership	100% owned by Shenzhen Bowei
Background	Registered capital of HKD 10,000 (USD 1,288)
Horgos Broad Vision Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Horgos BroadVision Technology Co., Ltd. (“Horgos Bowei”)
Ownership	100% owned by Shenzhen Bowei
Background	Registered capital of RMB 1,000,000 (USD 153,846)
Horgos Tianyuemeng Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Horgos Tianyuemeng Technology Co., Ltd. (“Horgos Tianyuemeng”)
Ownership	100% owned by Shenzhen Tianyuemeng
Background	Registered capital of RMB 1,000,000 (USD 153,846)
Horgos Tianyuemeng Technology Co Ltd Shenzhen Branch [Member]
Restructuring Cost and Reserve [Line Items]
Name	Horgos Tianyuemeng Technology Co., Ltd.-Shenzhen Branch (“Horgos Tianyuemeng-SZ”)
Ownership	100% owned by Horgos Tianyuemeng
Background	Registered capital of RMB 1,000,000 (USD 153,846)
Shanghai Mengyun Quanyou Vision Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shanghai Mengyun Quanyou Vision Technology Co., Ltd (“Shanghai Quanyou”)
Ownership	100% owned by Shanghai Mengyun
Background	Registered capital of RMB 1,000,000 (USD 153,846)
Ocean Cloud Technology Co Limited [Member]
Restructuring Cost and Reserve [Line Items]
Name	Ocean Cloud Technology Co., Limited. (“Ocean HK”)
Ownership	56% owned by Mcloudvr HK
Background	Registered capital of HKD 10,000 (USD 1,288)
Shenzhen Haiyun Xinsheng Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Haiyun Xinsheng Technology Co., Ltd. (“Shenzhen Haiyun”)
Ownership	100% owned by Ocean HK
Background	Registered capital of RMB 50,000,000 (USD 7,846,707)
Shenzhen Tata Mutual Entertainment Information Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Tata Mutual Entertainment Information Technology Co., Ltd. (“Shenzhen Tata”)
Ownership	100% owned by Shenzhen Haiyun
Background	Registered capital of RMB 5,000,000 (USD 784,671)
Shenzhen Youmi Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Youmi Technology Co., Ltd. (“Shenzhen Youmi”)
Ownership	100% owned by Shenzhen Haiyun
Background	Registered capital of RMB 5,000,000 (USD 784,671)
Shenzhen Yushian Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Yushian Technology Co., Ltd. (“Shenzhen Yushi”)
Ownership	100% owned by Shenzhen Haiyun
Background	Registered capital of RMB 5,000,000 (USD 784,671)
Horgos Tata Mutual Entertainment Information Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Horgos Tata Mutual Entertainment Information Technology Co., Ltd. (“Horgos Tata”)
Ownership	100% owned by Shenzhen Tata
Background	Registered capital of RMB 5,000,000 (USD 784,671)
Horgos Youmi Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Horgos Youmi Technology Co., Ltd. (“Horgos Youmi”)
Ownership	100% owned by Shenzhen Youmi
Background	Registered capital of RMB 5,000,000 (USD 784,671)
Horgos Yushian Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Horgos Yushian Technology Co., Ltd. (“Horgos Yushi”)
Ownership	100% owned by Shenzhen Yushi
Background	Registered capital of RMB 5,000,000 (USD 784,671)
Kashgar Youshi Information Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Kashgar Youshi Information Technology Co., Ltd. (“Kashgar Youshi”)
Ownership	100% owned by Qianhai Youshi
Background	Registered capital of RMB 5,000,000 (USD 769,230)